Fair Value (Narrative) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Information [Line Items]
Debt Issuance Costs, Net	$ 24,800	$ 22,200	$ 20,800
Unamortized debt discount	6,900	6,800	4,600
Asset retirement obligations	80,077	80,568	58,986
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Debt Issuance Costs, Net	16,600	17,200	13,703
Unamortized debt discount	6,384	6,477	4,242
Asset retirement obligations	$ 80,077	$ 80,568	$ 58,986